Non-InterestIncome	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Non-InterestIncome
33	Non-Interest Income

The following table presents details of banking revenues and wealth management revenues in non-interest income.

For the year ended October 31 ($ millions)	2018	2017	2016
Banking
Card revenues	$1,656	$1,514	$1,359
Deposit and payment services	1,366	1,324	1,279
Credit fees	1,191	1,153	1,154
Other	466	472	436
	4,679	4,463	4,228
Banking fee related expenses	678	608	559
Total banking	$4,001	$3,855	$3,669
Wealth management
Mutual funds	$1,714	$1,639	$1,624
Brokerage fees(1)	895	1,047	1,034
Investment management and trust(1)	732	632	624
Total wealth management	$3,341	$3,318	$3,282

(1)	Prior period amounts have been reclassified to conform with current period presentation.